Apr. 21, 2017
DREYFUS RESEARCH GROWTH FUND INC
DREYFUS RESEARCH GROWTH FUND INC
April 21, 2017 DREYFUS RESEARCH GROWTH FUND, INC. (Class A, C, I, Y and Z shares) Supplement to Summary and Statutory Prospectuses Dated June 30, 2016

The following information supersedes the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s statutory prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until June 30, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class A, C, I, Y and Z shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .78%.  On or after June 30, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.